Loans	12 Months Ended
Dec. 31, 2012
Loans [Abstract]
Loans
(4)  Loans

The following table presents the composition of loans, segregated by class of loans, as of December 31:

	2012	2011

Commercial and Agricultural
Commercial	$55,684,492	$48,986,102
Agricultural	6,210,953	8,421,884

Real Estate
Commercial Construction	53,808,056	58,545,820
Residential Construction	5,852,238	3,530,502
Commercial	334,386,177	315,280,748
Residential	203,844,522	193,637,817
Farmland	49,056,861	48,225,406

Consumer and Other
Consumer	29,777,776	30,449,303
Other	8,428,936	9,243,739

Total Loans	$747,050,011	$716,321,321

Commercial and agricultural loans are extended to a diverse group of businesses within the Company's market area.  These loans are often underwritten based on the borrower's ability to service the debt from income from the business.  Real estate construction loans often require loan funds to be advanced prior to completion of the project.  Due to uncertainties inherent in estimating construction costs, changes in interest rates and other economic conditions, these loans often pose a higher risk than other types of loans.  Consumer loans are originated at the bank level.  These loans are generally smaller loan amounts spread across many individual borrowers to help minimize risk.

Credit Quality Indicators.  As part of the ongoing monitoring of the credit quality of the loan portfolio, management tracks certain credit quality indicators including trends related to (1) the risk grade assigned to commercial and consumer loans, (2) the level of classified commercial loans, (3) net charge-offs, (4) nonperforming loans, and (5) the general economic conditions in the Company's geographic markets.

The Company uses a risk grading matrix to assign a risk grade to each of its loans.  Loans are graded on a scale of 1 to 8.  A description of the general characteristics of the grades is as follows:

•
Grades 1 and 2 - Borrowers with these assigned grades range in risk from virtual absence of risk to minimal risk.  Such loans may be secured by Company-issued and controlled certificates of deposit or properly margined equity securities or bonds.  Other loans comprising these grades are made to companies that have been in existence for a long period of time with many years of consecutive profits and strong equity, good liquidity, excellent debt service ability and unblemished past performance, or to exceptionally strong individuals with collateral of unquestioned value that fully secures the loans.  Loans in this category fall into the "pass" classification.

•
Grades 3 and 4 - Loans assigned these "pass" risk grades are made to borrowers with acceptable credit quality and risk.  The risk ranges from loans with no significant weaknesses in repayment capacity and collateral protection to acceptable loans with one or more risk factors considered to be more than average.

•
Grade 5 - This grade includes "special mention" loans on management's watch list and is intended to be used on a temporary basis for pass grade loans where risk-modifying action is intended in the short-term.

•
Grade 6 - This grade includes "substandard" loans in accordance with regulatory guidelines.  This category includes borrowers with well-defined weaknesses that jeopardize the payment of the debt in accordance with the agreed terms.  Loans considered to be impaired are assigned this grade, and these loans often have assigned loss allocations as part of the allowance for loan and lease losses.  Generally, loans on which interest accrual has been stopped would be included in this grade.

•
Grades 7 and 8 - These grades correspond to regulatory classification definitions of "doubtful" and "loss," respectively.  In practice, any loan with these grades would be for a very short period of time, and generally the Company has no loans with these assigned grades.  Management manages the Company's problem loans in such a way that uncollectible loans or uncollectible portions of loans are charged off immediately with any residual, collectible amounts assigned a risk grade of 6.

The following tables present the loan portfolio by credit quality indicator (risk grade) as of December 31. Those loans with a risk grade of 1, 2, 3 or 4 have been combined in the pass column for presentation purposes.

2012	Pass	Special Mention	Substandard	Total Loans

Commercial and Agricultural
Commercial	$49,947,552	$1,417,735	$4,319,205	$55,684,492
Agricultural	6,155,864	-	55,089	6,210,953

Real Estate
Commercial Construction	37,256,301	1,663,588	14,888,167	53,808,056
Residential Construction	5,748,829	103,409	-	5,852,238
Commercial	298,222,139	9,759,473	26,404,565	334,386,177
Residential	183,222,020	11,412,973	9,209,529	203,844,522
Farmland	45,495,038	913,487	2,648,336	49,056,861

Consumer and Other
Consumer	28,839,058	293,467	645,251	29,777,776
Other	8,350,772	8,907	69,257	8,428,936

Total Loans	$663,237,573	$25,573,039	$58,239,399	$747,050,011

2011

Commercial and Agricultural
Commercial	$42,586,230	$1,480,726	$4,919,146	$48,986,102
Agricultural	8,153,224	-	268,660	8,421,884

Real Estate
Commercial Construction	28,745,596	2,814,113	26,986,111	58,545,820
Residential Construction	3,227,392	303,110	-	3,530,502
Commercial	272,062,206	14,789,290	28,429,252	315,280,748
Residential	175,099,480	8,343,336	10,195,001	193,637,817
Farmland	43,664,126	1,413,476	3,147,804	48,225,406

Consumer and Other
Consumer	29,372,493	361,714	715,096	30,449,303
Other	9,028,428	99,418	115,893	9,243,739

Total Loans	$611,939,175	$29,605,183	$74,776,963	$716,321,321

A loan's risk grade is assigned at the inception of the loan and is based on the financial strength of the borrower and the type of collateral.  Loan risk grades are subject to reassessment at various times throughout the year as part of the Company's ongoing loan review process.  Loans with an assigned risk grade of 6 or below and an outstanding balance of $50,000 or more are reassessed on a quarterly basis.  During this reassessment process individual reserves may be identified and placed against certain loans which are not considered impaired.

In assessing the overall economic condition of the markets in which it operates, the Company monitors the unemployment rates for its major service areas.  The unemployment rates are reviewed on a quarterly basis as part of the allowance for loan loss determination.

Loans are considered past due if the required principal and interest payments have not been received as of the date such payments were due.  Generally, loans are placed on nonaccrual status if principal or interest payments become 90 days past due or when, in management's opinion, the borrower may be unable to meet payment obligations as they become due, as well as when required by regulatory provision.  Loans may be placed on nonaccrual status regardless of whether or not such loans are considered past due.  Nonaccrual loans totaled $29,850,735 and $38,821,632 as of December 31, 2012 and 2011, respectively, and total recorded investment in loans past due 90 days or more and still accruing interest totaled $4,355 and $15,160, respectively.  During its review of impaired loans, the Company determined the majority of its exposures on these loans were known losses.  As a result, the exposures were charged off, reducing the specific allowances on impaired loans.

The following table represents an age analysis of past due loans and nonaccrual loans, segregated by class of loans, as of December 31:

	Accruing Loans
2012	30-89 Days Past Due	90 Days or More Past Due	Total Accruing Loans Past Due	Nonaccrual Loans	Current Loans	Total Loans

Commercial and Agricultural
Commercial	$797,612	$-	$797,612	$1,033,371	$53,853,509	$55,684,492
Agricultural	28,228	-	28,228	39,213	6,143,512	6,210,953

Real Estate
Commercial Construction	1,309,618	-	1,309,618	14,032,580	38,465,858	53,808,056
Residential Construction	-	-	-	-	5,852,238	5,852,238
Commercial	3,771,106	-	3,771,106	6,629,789	323,985,282	334,386,177
Residential	8,223,174	-	8,223,174	5,429,971	190,191,377	203,844,522
Farmland	140,095	-	140,095	2,413,104	46,503,662	49,056,861

Consumer and Other
Consumer	636,888	4,355	641,243	255,216	28,881,317	29,777,776
Other	4,557	-	4,557	17,491	8,406,888	8,428,936

Total Loans	$14,911,278	$4,355	$14,915,633	$29,850,735	$702,283,643	$747,050,011

2011

Commercial and Agricultural
Commercial	$644,899	$-	$644,899	$2,102,522	$46,238,681	$48,986,102
Agricultural	-	-	-	85,670	8,336,214	8,421,884

Real Estate
Commercial Construction	513,905	-	513,905	23,578,263	34,453,652	58,545,820
Residential Construction	33,541	-	33,541	-	3,496,961	3,530,502
Commercial	2,930,743	-	2,930,743	9,193,650	303,156,355	315,280,748
Residential	2,251,009	15,160	2,266,169	3,110,032	188,261,616	193,637,817
Farmland	376,426	-	376,426	486,683	47,362,297	48,225,406

Consumer and Other
Consumer	410,041	-	410,041	221,360	29,817,902	30,449,303
Other	-	-	-	43,452	9,200,287	9,243,739

Total Loans	$7,160,564	$15,160	$7,175,724	$38,821,632	$670,323,965	$716,321,321

Had nonaccrual loans performed in accordance with their original contractual terms, the Company would have recognized additional interest income of approximately $1,634,600, $1,639,800 and $1,621,700 for the years ended December 31, 2012, 2011 and 2010, respectively.

The following table details impaired loan data as of December 31, 2012:

	Unpaid Contractual Principal Balance	Impaired Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Interest Income Collected

With No Related Allowance Recorded
Commercial	$1,508,236	$1,041,938	$-	$1,052,916	$27,407	$28,410
Agricultural	39,213	39,213	-	58,056	-	-
Commercial Construction	10,624,917	6,414,986	-	9,194,360	27,377	51,820
Commercial Real Estate	16,565,971	15,505,907	-	26,482,274	430,339	420,549
Residential Real Estate	4,450,128	4,131,707	-	3,096,151	89,139	123,101
Farmland	2,828,539	2,413,103	-	2,326,180	42,588	55,258
Consumer	297,356	255,216	-	228,181	10,441	12,920
Other	17,491	17,491	-	24,414	1,191	1,291

	36,331,851	29,819,561	-	42,462,532	628,482	693,349

With An Allowance Recorded
Commercial	1,493,432	1,493,432	462,555	942,673	91,888	87,611
Agricultural	-	-	-	-	-	-
Commercial Construction	8,266,649	7,617,594	1,732,534	10,533,468	-	-
Commercial Real Estate	12,758,884	12,745,422	1,236,526	6,398,364	383,356	366,423
Residential Real Estate	5,514,994	4,421,809	840,492	4,288,062	144,661	117,266
Farmland	-	-	-	64,862	-	-
Consumer	-	-	-	-	-	-
Other	-	-	-	-	-	-

	28,033,959	26,278,257	4,272,107	22,227,429	619,905	571,300

Total
Commercial	3,001,668	2,535,370	462,555	1,995,589	119,295	116,021
Agricultural	39,213	39,213	-	58,056	-	-
Commercial Construction	18,891,566	14,032,580	1,732,534	19,727,828	27,377	51,820
Commercial Real Estate	29,324,855	28,251,329	1,236,526	32,880,638	813,695	786,972
Residential Real Estate	9,965,122	8,553,516	840,492	7,384,213	233,800	240,367
Farmland	2,828,539	2,413,103	-	2,391,042	42,588	55,258
Consumer	297,356	255,216	-	228,181	10,441	12,920
Other	17,491	17,491	-	24,414	1,191	1,291

	$64,365,810	$56,097,818	$4,272,107	$64,689,961	$1,248,387	$1,264,649

The following table details impaired loan data as of December 31, 2011:

	Unpaid Contractual Principal Balance	Impaired Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Interest Income Collected

With No Related Allowance Recorded
Commercial	$1,742,961	$1,580,140	$-	$946,466	$60,078	$65,346
Agricultural	85,670	85,670	-	208,162	(4,024)	-
Commercial Construction	17,699,542	12,799,454	-	13,309,517	116,077	143,443
Commercial Real Estate	34,686,574	29,384,623	-	27,027,403	832,590	834,161
Residential Real Estate	2,600,919	1,933,669	-	3,176,244	88,419	80,334
Farmland	277,656	227,233	-	342,280	66,273	66,273
Consumer	228,688	215,956	-	184,372	10,732	12,203
Other	51,666	43,452	-	39,621	1,107	1,606

	57,373,676	46,270,197	-	45,234,065	1,171,252	1,203,366

With An Allowance Recorded
Commercial	775,506	775,506	308,211	213,898	15,086	19,171
Agricultural	-	-	-	-	-	-
Commercial Construction	14,035,742	11,489,233	2,693,571	10,470,491	13,759	61,012
Commercial Real Estate	6,429,874	6,429,874	2,060,815	6,556,769	181,799	197,132
Residential Real Estate	4,771,867	4,041,950	674,998	3,858,609	97,383	96,534
Farmland	298,893	259,450	11,878	64,862	(17,958)	-
Consumer	5,404	5,404	1,632	3,987	607	724
Other	-	-	-	19,566	-	-

	26,317,286	23,001,417	5,751,105	21,188,182	290,676	374,573

Total
Commercial	2,518,467	2,355,646	308,211	1,160,364	75,164	84,517
Agricultural	85,670	85,670	-	208,162	(4,024)	-
Commercial Construction	31,735,284	24,288,687	2,693,571	23,780,008	129,836	204,455
Commercial Real Estate	41,116,448	35,814,497	2,060,815	33,584,172	1,014,389	1,031,293
Residential Real Estate	7,372,786	5,975,619	674,998	7,034,853	185,802	176,868
Farmland	576,549	486,683	11,878	407,142	48,315	66,273
Consumer	234,092	221,360	1,632	188,359	11,339	12,927
Other	51,666	43,452	-	59,187	1,107	1,606

	$83,690,962	$69,271,614	$5,751,105	$66,422,247	$1,461,928	$1,577,939

At December 31, 2010, the average recorded investment in impaired loans was $28,700,626 and the interest income recognized and collected on impaired loans was $484,984 and $694,764, respectively.

Troubled Debt Restructurings (TDRs) are troubled loans on which the original terms of the loan have been modified in favor of the borrower due to deterioration in the borrower's financial condition.  Each potential loan modification is reviewed individually and the terms of the loan are modified to meet the borrower's specific circumstances at a point in time.  Not all loan modifications are TDRs.  Loan modifications are reviewed and approved by the Company's senior lending staff, who then determine whether the loan meets the criteria for a TDR.  Generally, the types of concessions granted to borrowers that are evaluated in determining whether a loan is classified as a TDR include:

•	Interest rate reductions - Occur when the stated interest rate is reduced to a nonmarket rate or a rate the borrower would not be able to obtain elsewhere under similar circumstances.

•
Amortization or maturity date changes - Result when the amortization period of the loan is extended beyond what is considered a normal amortization period for loans of similar type with similar collateral.

•
Principal reductions - These are often the result of commercial real estate loan workouts where two new notes are created.  The primary note is underwritten based upon our normal underwriting standards and is structured so that the projected cash flows are sufficient to repay the contractual principal and interest of the newly restructured note.  The terms of the secondary note vary by situation and often involve that note being charged off, or the principal and interest payments being deferred until after the primary note has been repaid.  In situations where a portion of the note is charged off during modification, there is often no specific reserve allocated to those loans.  This is due to the fact that the amount of the charge-off usually represents the excess of the original loan balance over the collateral value and the Company has determined there is no additional exposure on those loans.

As discussed in Note 1, Summary of Significant Accounting Policies, once a loan is identified as a TDR, it is accounted for as an impaired loan.  The Company had no unfunded commitments to lend to a customer that has a troubled debt restructured loan as of December 31, 2012.  The following tables present the number of loan contracts restructured during the 12 months ended December 31, 2012 and the pre- and post-modification recorded investment as well as the number of contracts and the recorded investment for those TDRs modified during the previous 12 months which subsequently defaulted during the period.  Loans modified in a troubled debt restructuring are considered to be in default once the loan becomes 90 days past due.

Troubled Debt Restructurings

2012	# of Contracts	Pre-Modification	Post-Modification

Commercial	1	$107,749	$107,749
Commercial Real Estate	1	56,835	56,835
Residential Real Estate	5	1,082,585	1,079,614

Total Loans	7	$1,247,169	$1,244,198

Troubled Debt Restructurings

2011	# of Contracts	Pre-Modification	Post-Modification

Commercial	3	$3,240,469	$1,541,882
Commercial Construction	3	1,430,147	1,430,101
Commercial Real Estate	9	20,827,349	15,906,547
Residential Real Estate	8	1,505,356	1,456,878

Total Loans	23	$27,003,321	$20,335,408

Troubled debt restructurings that subsequently defaulted as of December 31 are as follows:

2012	# of Contracts	Recorded Investment

Residential Real Estate	1	$10,000
Commercial Real Estate	1	203,291

Total Loans	2	$213,291

2011

Commercial	1	$1,175,922
Commercial Construction	3	4,475,473
Commercial Real Estate	3	2,322,361

Total Loans	7	$7,973,756

At December 31, 2012 and 2011, all restructured loans were performing as agreed.  However, three restructured loans totaling $999,133, $51,998 and $10,000 at December 31, 2011 failed to continue to perform as agreed and, as a result, the loans were charged off in March 2011, December 2011 and January 2012, respectively.